RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	For the period ended March 31, 2022	For the period ended March 31, 2021	For the year ended December 31, 2021	For the year ended December 31, 2020
Amount Owing by Related Party
- Revenue	-	10,629	8,137	511
- Operating expenses	$-	$-	$-	$-

Amount Owing to Related Party
- Operating expenses	$-	$-	$73,400	$18,000

	For the three months ended June 30, 2022 (Unaudited)	For the three $months ended June 30, 2021 (Unaudited)	For the six months ended June 30, 2022 (Unaudited)	For the six months ended June 30, 2021 (Unaudited)
Amount Owing by Related Party
- Revenue	$-	$8,464	$-	$19,078
- Operating expenses	-	-	-	-

Amount Owing to Related Party
- Operating expenses	$600	$200	$150	$200

	As of December 31, 2021	As of December 31, 2020
Amount Owing by Related Party
- Revenue	$8,137	$511
- Operating expenses	-	-

Amount Owing to Related Party
- Operating expenses	$73,400	$18,000